ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION - Schedule of liabilities held for sale (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024		Dec. 31, 2023
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Trade payables	R$ 5,168,593		R$ 3,920,273
Employee benefits payables	794,906		829,329
Other liabilities	895,223		1,516,084
Deferred tax liabilities	5,973,506		5,225,433
Total	86,138		238,393
Disposal groups classified as held for sale [member] | Liabilities held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Trade payables	17,248	[1]	17,248	[2]
Employee benefits payables	1,828	[1]	1,828	[2]
Other liabilities	456	[1]	456	[2]
Deferred tax liabilities	66,606	[1]	218,861	[2]
Total	R$ 86,138	[1]	R$ 238,393	[2]

[1]	The amounts of December 2024 are related to only to TUP Porto São Luis S.A.
[2]	The amounts of December 2024 are related to TUP Porto São Luis S.A. and Norgás.